Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Non-Current Assets

	2021	2020
Advances given for property, plant and equipment	855,490	561,298
Deposits and guarantees given	162,921	78,401
Prepaid expenses	154,096	141,201
Receivables from the Public Administration	—	72,848
VAT receivable	17,030	29,025
Others	359	1,069
	1,189,896	883,842